Business Acquisitions - Acquisition of Broken Coast Cannabis Ltd. (Details) - Broken Coast Cannabis Ltd. $ / shares in Units, $ in Thousands		Feb. 01, 2018 CAD ($) USD ($) $ / shares		Aug. 31, 2018 USD ($)	Feb. 13, 2018 CAD ($) USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired				0.14%	99.86%
Purchase price		$ 214,465			$ 214,168
Number of shares issued		14,393,638	[1]	19,963	14,373,675
Consideration paid
Number of shares		14,393,638	[1]	19,963	14,373,675
Share price | $ / shares	[1]	$ 14.90
Amount	[1]	$ 214,465
Total consideration paid		214,465			$ 214,168
Current assets
Cash and cash equivalents		2,007
Accounts receivable		299
Prepaids and other current assets		43
Inventory		2,572
Biological Assets Recognised As Of Acquisition Date		826
Long-term assets
Capital assets		13,298
Customer relationships		11,730
Corporate website		39
Licences, permits & applications		6,320
Non-competition agreements		1,930
Intellectual property, trademarks & brands		72,490
Goodwill		146,091
Total assets		257,645
Current liabilities
Accounts payable and accrued liabilities		10,455
Income taxes payable		922
Long-term liabilities
Deferred tax liability		25,889
Long-term debt		5,914
Total liabilities		43,180
Total net assets acquired		214,465
Net income and comprehensive net income within the prior year for the Company would have been higher, if the acquisition had taken place		2,268
Transaction costs		$ 1,643

[1]	Share price based on the price of the shares on February 1, 2018.